STOCKHOLDERS' EQUITY - Schedule of Stock-Based Compensation Assumptions Employee Awards (Details) - $ / shares		12 Months Ended
	Aug. 06, 2019	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Volatility	123.00%
Employee Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Expected life (years)		3 years	3 years
Employee Awards [Member] | Minimum
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Exercise price		$ 0.31	$ 0.55
Stock price		$ 0.27	$ 0.55
Volatility		111.00%	119.00%
Risk-free interest rate		0.16%	1.43%
Employee Awards [Member] | Maximum
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Exercise price		$ 0.67	$ 2.37
Stock price		$ 0.67	$ 2.37
Volatility		114.00%	130.00%
Risk-free interest rate		1.53%	2.60%
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Exercise price		$ 0.61
Stock price		$ 0.61
Volatility		101.00%
Risk-free interest rate		1.47%
Expected life (years)		1 year
Consulting Awards [Member] | Minimum
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Exercise price			$ 0.71
Stock price			$ 0.71
Volatility			125.00%
Risk-free interest rate			1.64%
Expected life (years)			2 years
Consulting Awards [Member] | Maximum
STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation Assumptions Employee Awards [Line Items]
Exercise price			$ 2.37
Stock price			$ 2.37
Volatility			141.00%
Risk-free interest rate			2.62%
Expected life (years)			5 years